SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at January 1, 2015	3,339,412
Granted	3,859,500
Exercised	(6,923)
Cancelled	(1,724,652)
Outstanding at December 31, 2015	5,467,337	3,339,412
Exercisable at December 31, 2015	1,136,243
Vested and expected to vest at December 31, 2015	4,236,510
Weighted average Exercise price
Outstanding at January 1, 2015	$ 8.85
Granted	3.12
Exercised	2.00
Cancelled	7.33
Outstanding at December 31, 2015	5.30	$ 8.85
Exercisable at December 31, 2015	7.66
Vested and expected to vest at December 31, 2015	$ 5.80
Weighted average Remaining contractual term
Outstanding at January 1, 2015	3 years 2 months 1 day	2 years 11 months 5 days
Outstanding at December 31, 2015	3 years 2 months 1 day	2 years 11 months 5 days
Exercisable at December 31, 2015	1 year 11 months 5 days
Vested and expected to vest at December 31, 2015	3 years 7 days
Aggregate intrinsic value
Outstanding at January 1, 2015	$ 348
Exercised	9	$ 11,218
Outstanding at December 31, 2015	1,709	$ 348
Exercisable at December 31, 2015	131
Vested and expected to vest at December 31, 2015	$ 1,319
Performance-based Stock Options [Member]
Number of options
Outstanding at January 1, 2015
Granted	3,950,000
Exercised
Cancelled	(400,000)
Outstanding at December 31, 2015	3,550,000
Exercisable at December 31, 2015
Vested and expected to vest at December 31, 2015	2,676,859
Weighted average Exercise price
Outstanding at January 1, 2015
Granted	$ 2.37
Exercised
Cancelled	$ 2.28
Outstanding at December 31, 2015	$ 2.38
Exercisable at December 31, 2015
Vested and expected to vest at December 31, 2015	$ 2.38
Weighted average Remaining contractual term
Outstanding at January 1, 2015	4 years 11 months 5 days
Outstanding at December 31, 2015	4 years 11 months 5 days
Exercisable at December 31, 2015
Vested and expected to vest at December 31, 2015	4 years 11 months 5 days
Aggregate intrinsic value
Outstanding at January 1, 2015
Exercised
Outstanding at December 31, 2015	$ 4,793
Exercisable at December 31, 2015
Vested and expected to vest at December 31, 2015	$ 3,550